Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Geographical Segment Information

During the year ended December 31, 2023, and the year ended December 31, 2022, the Company’s operations were in the resource industry in Turkey with head offices in Canada and a satellite office in Sofia, Bulgaria.

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2023
Revenue	$-	$16,797,366	$-	$16,797,366
Finance cost	2,202,324	46,731	-	2,249,055
Depletion	-	5,119,174	-	5,119,174
Depreciation	8,497	167,267	-	175,764
Accretion of asset retirement obligation	-	219,536	-	219,536
Stock-based compensation	2,397,261	-	-	2,397,261
Loss on debt extinguishment	8,500	-	-	8,500
Loss on impairment of assets held for sale	-	1,556,787	-	1,556,787
Gain on net monetary position	-	(18,984,099)	-	(18,984,099)
Net income (loss)	(8,958,570)	7,861,094	(4,718)	(1,102,194)
As at December 31, 2023
Non-current assets	$35,021	$53,710,753	$-	$53,745,774

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2022
Revenue	$-	$9,375,029	$-	$9,375,029
Finance cost	79,693	-	-	79,693
Depletion	-	1,451,032	-	1,451,032
Depreciation	4,826	140,209	-	145,035
Accretion of asset retirement obligation	-	264,075	-	264,075
Stock-based compensation	2,118,917	-	-	2,118,917
Loss on impairment of exploration and evaluation assets	-	-	3,101,343	3,101,343
Gain on debt extinguishment	97,051	-	-	97,051
Gain on net monetary position	-	1,826,495	-	1,826,495
Net income (loss)	(6,684,988)	3,577,954	(3,014,720)	(6,121,754)
As at December 31, 2022
Non-current assets	$42,781	$30,748,740	$-	$30,791,521

Schedule of Net Revenue By Product Segment

The Company’s breakdown of net revenue by product segment is as follows:

	For the year ended
	December 31, 2023	December 31, 2022
Oil	$3,055,800	$4,087,664
Gas	13,741,566	5,287,365
	$16,797,366	$9,375,029